Basis of Presentation and General Information (Details Narrative)	12 Months Ended
Dec. 31, 2021
Date of Incorporation	Dec. 13, 2006
Number of vessels owned	128
Combined carrying capacity [Member]
Vessel capacity	14,100,000
Minimum [Member]
Vessel capacity	52,425
Maximum [Member]
Vessel capacity	209,529